Other Payables and Accruals	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

Note 11 — OTHER PAYABLES AND ACCRUALS

The components of other payables and accruals are as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Accrued expenses	208,454	127,981	99,526
Other payables	503,997	283,276	220,294
GST payable	93,399	83,815	65,180
Other payables and accruals	805,850	495,072	385,000

Accrued expenses mainly consisted of staff expenses and professional service fees and costs incurred for operating activities which are yet to bill. Other payables included the provision for legal claims amounting to S$275,000 and S$200,000 ($155,533) as of December 31, 2024 and 2025, respectively. For more information see “Note 18 — Commitments and Contingencies”.

“GST” means the Goods and Services Tax chargeable pursuant to the Goods and Services Tax Act 1993 of Singapore.